UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GW Capital, Inc.
Address: 10900 N.E. Eighth Street, Suite 1010
         Bellevue, WA  98004

13F File Number:  801-35777

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Guy Watanabe
Title:     President
Phone:     425-455-4551

Signature, Place, and Date of Signing:

      /s/  Guy Watanabe     Bellevue, WA     April 30, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     42

Form13F Information Table Value Total:     $876,123 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE

 						       VALUE    SHARES/   SH/  PUT/ INVSTMT OTHER VOTING  AUTHORITY
NAME OF ISSUER                TITLE OF CLASS CUSIP     (x$1000) PRN AMT   PRN  CALL DSCRETN MGRS  SOLE    SHARED    NONE
ALBANY INTL CORP              CL A           012348108 19748    549460    SH        SOLE          423534  0         125926
AMEDISYS INC                  COM            023436108 29585    912309    SH        SOLE          733173  0         179136
AMERICAN INTL GRP, INC.       COM            026874107 2339     34800     SH        SOLE          34800   0         0
AMERICAN STS WTR CO           COM            029899101 22203    602200    SH        SOLE          482890  0         119310
ANDREW CORP DE                COM            034425108 29923    2825600   SH        SOLE          2341620 0         483980
ANIXTER INTL INC              COM            035290105 2060     31240     SH        SOLE          31160   0         80
BOWATER INC                   COM            102183100 29426    1235371   SH        SOLE          1022621 0         212750
BRIGGS & STRATTON CORP        COM            109043109 28483    923273    SH        SOLE          757400  0         165873
CONSECO INC                   COM NEW        208464883 2893     167230    SH        SOLE          166850  0         380
CROWN HOLDINGS INC            COM            228368106 38828    1587425   SH        SOLE          1292215 0         295210
DEAN FOODS                    COM            242370104 928      19850     SH        SOLE          19680   0         170
FLUOR CORPORATION             COM            343412102 3511     39140     SH        SOLE          39050   0         90
HANOVER COMPRESSOR CO         COM            410768105 31483    1414960   SH        SOLE          1161059 0         253901
HEALTHCARE RLTY TR INC        COM            421946104 26107    699896    SH        SOLE          576336  0         123560
HEARST-ARGYLE TV INC          COM            422317107 25486    937317    SH        SOLE          771077  0         166240
HORMEL FOODS CORP.            COM            440452100 672      18070     SH        SOLE          17930   0         140
ITT CORPORATION               COM            450911102 1749     29000     SH        SOLE          29000   0         0
INPUT/OUTPUT INC              COM            457652105 40742    2956617   SH        SOLE          2439652 0         516965
ISHARES TR                    RUSL 2000 VALU 464287630 480      5925      SH        SOLE          5925    0         0
LTC PPTYS INC                 COM            502175102 27205    1049975   SH        SOLE          859645  0         190330
MCDERMOTT INTL, INC.          COM            580037109 3175     64820     SH        SOLE          64660   0         160
NEWMONT MINING CORP.          COM            651639106 2435     58000     SH        SOLE          58000   0         0
NORTHWESTERN CORP             COM NEW        668074305 22529    635898    SH        SOLE          518463  0         117435
OMEGA HEALTHCARE INVS INC     COM            681936100 32307    1883742   SH        SOLE          1526117 0         357625
ONEOK INC NEW                 COM            682680103 37780    839573    SH        SOLE          691153  0         148420
OWENS ILLINOIS INC NEW        COM NEW        690768403 32260    1251850   SH        SOLE          1034714 0         217136
PUGET ENERGY, INC.            COM            745310102 3629     141340    SH        SOLE          141040  0         300
SIERRA PAC RES NEW            COM            826428104 2796     160860    SH        SOLE          160290  0         570
SINCLAIR BROADCAST GROUP INC  CL A           829226109 39858    2579781   SH        SOLE          2073706 0         506075
A.O. SMITH CORPORATION        COM            831865209 12815    335300    SH        SOLE          233600  0         101700
SMURFIT STONE CONTAINER CORP  COM            832727101 2602     231100    SH        SOLE          230440  0         660
SOUTHWEST GAS CORP            COM            844895102 31996    823151    SH        SOLE          674501  0         148650
STEWART ENTERPRISES INC CLA   CLA            860370105 35499    4404375   SH        SOLE          3594050 0         810325
TIDEWATER INC                 COM            886423102 35628    608181    SH        SOLE          505356  0         102825
WASHINGTON GROUP INTL INC     COM NEW        938862208 32467    488808    SH        SOLE          403621  0         85187
ALLSCRIPTS HEALTHCARE         COM            01988P108 37585    1401867   SH        SOLE          1137937 0         263930
GOLD FIELDS LIMITED           SPONSORED ADR  38059T106 3205     173430    SH        SOLE          173000  0         430
HEALTH CARE REIT INC          COM            42217K106 30028    684021    SH        SOLE          561766  0         122255
QUIKSILVER INC                COM            74838C106 23494    2025398   SH        SOLE          1698138 0         327260
SUNRISE SENIOR LIVING INC     COM            86768K106 32243    815871    SH        SOLE          674316  0         141555
VECTREN CORP                  COM            92240G101 27580    964337    SH        SOLE          785657  0         178680
WESTAR ENERGY INC             COM            95709T100 30360    1103193   SH        SOLE          904248  0         198945
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